Note 31 (Tables)	12 Months Ended
Dec. 31, 2023
Minority interests (non-controlling interests) [Abstract]
Non Controlling Interest Classified By Concept [Table Text Block]
The breakdown by groups of consolidated entities under the heading “Minority interests (non-controlling interests)” of total equity in the consolidated balance sheets is as follows:

Minority interests (non-controlling interests). Breakdown by subgroups (Millions of Euros)
	2023	2022 ⁽¹⁾	2021
Garanti BBVA (2)	1,129	1,179	2,851
BBVA Peru	1,586	1,469	1,212
BBVA Argentina	544	687	557
BBVA Colombia	82	73	76
BBVA Venezuela	108	95	70
Other entities	115	119	87
Total	3,564	3,623	4,853
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
(2) The change corresponds mainly to the voluntary takeover bid for the entire share capital of Garanti BBVA completed on May 18, 2022 (see Note 3).

Profit attributable to non controlling interests [Table Text Block]
These amounts are broken down by groups of consolidated entities under the heading “Attributable to minority interests (non-controlling interests)” in the consolidated income statements:

Profit attributable to minority interests (non-controlling interests). Breakdown by subgroups (Millions of Euros)
	2023	2022 ⁽¹⁾	2021
Garanti BBVA ⁽²⁾	95	28	758
BBVA Peru	236	236	143
BBVA Argentina	59	83	26
BBVA Colombia	(16)	5	9
BBVA Venezuela	24	22	3
Other entities	(1)	32	25
Total	397	405	965
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
(2) The change corresponds mainly to the IAS 29 "Financial Reporting in Hyperinflationary Economies" implementation and the voluntary takeover bid for the entire share capital of Garanti BBVA completed on May 18, 2022 (see Notes 2.2.18 and 3).